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
                           UNITED STATES                ------------------------
                SECURITIES AND EXCHANGE COMMISSION      OMB APPROVAL
                      Washington, D.C. 20549            ------------------------
                                                        OMB Number: 3235-0456
                            FORM 24 F-2                 Expires:   June 30, 2009
                 Annual Notice of Securities Sold       Estimated average burden
                      Pursuant to Rule 24f-2            hours per response.... 2
                                                        ------------------------
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            Read instructions at end of Form before preparing Form.

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1.   Name and address of issuer:                Mellon Institutional Funds Investment Trust
                                                One Boston Place, 24th Floor
                                                Boston, MA  02108
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2.    The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of the securities of the issuer, check the box but do not list series or
      classes):          [ ]

      Standish Mellon Fixed Income Fund
      Standish Mellon International Fixed Income Fund
      Standish Mellon International Fixed Income Fund II
      Standish Mellon Global Fixed Income Fund
      Standish Mellon Yield Plus Fund
      Standish Mellon High Yield Bond Fund

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3.    Investment Company Act File Number: 811-4813

      Securities Act File Number:  33-8214
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4(a). Last day of fiscal year for which this Form is filed: December 31, 2007

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4(b). |_| Check box if this Form is being  filed late  (i.e.,  more than 90 calendar days after the end of the issuer's fiscal year). (See instruction
       A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c). |_| Check box if this is the last time the issuer will be filing this
          Form.
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               Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

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5.    Calculation of registration fee:

(i)   Aggregate sale price of securities  sold during the
      fiscal year pursuant to section 24(f):                                                                 $   208,335,266

(ii)  Aggregate price of securities redeemed or
      repurchased during the fiscal year:                                       $   254,357,306

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable
      to the Commission:                                                        $ 4,545,891,567

(iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:                                       $ 4,800,248,873

(v)   Net sales--if item 5(i) is greater than item 5(iv)
      [subtract item 5(iv) from Item 5(i)]                                                                               $ 0

      ------------------------------------------------------------------------------------------------
      (vi)   Redemption credits available for use in future years                      $ 4,591,913,607
             - if Item 5(i) is less than Item 5(iv) [subtract Item
             5(iv) from Item 5(i)]
      ------------------------------------------------------------------------------------------------

(vii) Multiplier for determining registration fee (See
             Instruction C.9)                                                                                    x 0.0000393
                                                                                                                   ---------

(viii)Registration fee due [multiply Item 5(v) by Item
      5(vii)] (enter "0" if no fee is due):                                                                             =$ 0
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6.    Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: -0- . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- .

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7.    Interest due --if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                                                                   +$      0
                                                                                                                   ---------
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8.    Total of the amount of the registration fee due plus any interest due
      [line 5(viii) plus line 7]:

                                                                                                                          =$
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9.    Date the registration fee and any interest payment was sent to the
      Commission's lockbox depository:                                                                        Fill in Date
                                                                                                              ------------

      Method of Delivery

          [X] Wire Transfer
          [ ] Mail or other means
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*                          /s/ STEVEN M. ANDERSON
                                                   -----------------------------
                                                   Steven M. Anderson, Treasurer

Date: March 11, 2008

     *Please print the name and title of the signing officer below the signature.


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